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Michael A. Pignatella

Counsel

(860) 723-2239

Fax: (860) 723-2216

Michael.Pignatella@us.ing.com

June 6, 2006

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C

Registration Statement on Form N-4

Prospectus Title: University of Texas System Retirement Programs

File Nos.: 333-____________ and 811-2513

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the “Depositor”) and under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), we are submitting for filing a Registration Statement on Form N-4. This filing describes group variable annuity contracts to be offered as funding vehicles for retirement programs offered by the University of Texas System in connection with plans under sections 403(b), 457(b), and 415(m) of the Internal Revenue Code of 1986, as amended. Two versions of the contract are offered – the Direct contract, which is designed for direct enrollment by eligible plan participants, and the Mentor contract, which is designed for enrollment assisted by a sales representative. The contracts are funded through the Depositor’s Variable Annuity Account C (the “Separate Account”).

Fees

There is no fee required for this filing. The Depositor and the Separate Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-2513).

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation

Financial statements, opinion and consent of counsel, consent of independent auditors and any other necessary exhibits and information will be included in a pre-effective amendment to the Registration Statement.

Should you have any questions, please call the undersigned at 860-723-2239 or Katherine Gaudreau at 860-723-2257.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella